NON-CONTROLLING INTERESTS (Details 2) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Reserve Quantities [Line Items]
Current assets	$ 15,612,537	$ 18,980,755	$ 17,421,537	$ 18,980,755	$ 17,421,537	$ 17,421,537	$ 7,910,013
Current liabilities	11,770,203	21,067,570	13,004,181	21,067,570	13,004,181	13,004,181	5,315,904
Net income for the period attributed to non-controlling interest	29,607	130,777	91,036	270,977	210,129	(129,279)	(27,507)	$ 1,395,558
Canopy Management [Member]
Reserve Quantities [Line Items]
Current assets	4,521,194		4,192,902		4,192,902	4,192,902	3,200,701	3,093,330
Non-current assets	4,390,297		4,016,860		4,016,860	4,016,860	3,741,309	4,023,521
Current liabilities	2,275,147		2,048,167		2,048,167	2,048,167	2,337,695	1,708,330
Non-current liabilities	560,425		253,340		253,340	253,340	715,461	1,225,804
Advances due to parent								530,020
Net income (loss) for the year	29,607		$ (129,279)		$ (129,279)	$ (129,279)	$ (27,507)	$ 2,196,479
West New York [Member]
Reserve Quantities [Line Items]
Non-current assets		$ 1,186,861		1,186,861
Net income for the period attributed to non-controlling interest				$ 21,321